Shareholders' Equity and Stock-Based Compensation (Details 2) (Performance Units [Member], USD $)	12 Months Ended
Dec. 31, 2011
Performance Units [Member]
Information about awarded PUs
Number of units unvested, beginning balance	918,100
Number of units, granted at target	341,000
Number of units, forfeited / cancelled	(351,400)
Number of units unvested, ending balance	907,700
Weighted-average grant-date fair value unvested, beginning balance	$ 24.52
Weighted-average grant-date fair value, granted	$ 42.10
Weighted-average grant-date fair value, forfeited / cancelled	$ 34.86
Weighted-average grant-date fair value unvested, ending balance	$ 27.20